Prospectus Supplement

July 1, 2021

Morgan Stanley Institutional Fund Trust

Supplement dated July 1, 2021 to the Morgan Stanley Institutional Fund Trust Prospectus dated March 16, 2021

Dynamic Value Portfolio (the "Fund")

Effective immediately, Sergei Parmenov's title as portfolio manager of the Fund is Managing Director of Morgan Stanley Investment Management (Australia) Pty Limited ("MSIM Australia").

Also effective immediately, in rendering investment advisory services to the Fund, Morgan Stanley Investment Management Inc. ("MSIM") uses the portfolio management, research and other resources of MSIM Australia, a foreign (non-U.S.) affiliate of MSIM that is not registered under the Investment Advisers Act of 1940, as amended, and may provide services to the Fund through a "participating affiliate" arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.

Please retain this supplement for future reference.

  IFTDVAUSTRALIAPROSPT 7/21

Statement of Additional Information Supplement

July 1, 2021

Morgan Stanley Institutional Fund Trust

Supplement dated July 1, 2021 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated March 16, 2021

Dynamic Value Portfolio (the "Fund")

Effective immediately, in rendering investment advisory services to the Dynamic Value Portfolio, Morgan Stanley Investment Management Inc. ("MSIM") uses the portfolio management, research and other resources of Morgan Stanley Investment Management (Australia) Pty Limited ("MSIM Australia"). MSIM Australia is a foreign (non-U.S.) affiliate of MSIM that is not registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). One or more MSIM Australia employees may provide services to the Dynamic Value Portfolio through a "participating affiliate" arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser. Under the participating affiliate arrangement, MSIM Australia is considered a Participating Affiliate of MSIM, and MSIM Australia and its employees are considered "associated persons" of MSIM (as that term is defined in the Advisers Act) and investment professionals from MSIM Australia may render portfolio management, research and other services to the Dynamic Value Portfolio, subject to the supervision of MSIM.

Please retain this supplement for future reference.